Investments in joint ventures (Tables)	6 Months Ended
Jun. 30, 2016
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Accumulated losses of joint ventures	$51,082	$42,507

SRV Joint Gas Ltd and SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Financial Statement Information of Joint Ventures [Table Text Block]
The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2016	2015	2016	2015
Time charter revenues	$20,757	22,281	42,235	$42,618
Operating expenses	(3,815)	(6,317)	(8,202)	(10,586)
Depreciation and amortization	(4,905)	(4,772)	(9,818)	(9,279)
Operating income	12,037	11,192	24,215	22,753
Unrealized gain (loss) on derivative instruments	(8,347)	19,742	(26,332)	11,878
Other financial expense, net	(7,576)	(8,126)	(15,340)	(16,220)
Net income (loss)	$(3,886)	22,808	(17,457)	$18,411
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	(1,943)	11,404	(8,729)	9,206
Eliminations	77	77	154	153
Equity in earnings (losses) of joint ventures	$(1,866)	11,481	(8,575)	$9,359

	As of
(in thousands of U.S. dollars)	June 30, 2016	December 31, 2015
Cash and cash equivalents	$2,989	$4,197
Restricted cash	8,441	8,444
Other current assets	2,626	1,957
Total current assets	14,056	14,598
Restricted cash	25,104	25,104
Vessels, net of accumulated depreciation	575,673	585,017
Total long-term assets	600,777	610,121
Current portion of long-term debt	22,787	22,093
Amounts and loans due to owners and affiliates	13,928	14,795
Derivative financial instruments	14,762	20,239
Other current liabilities	12,054	11,067
Total current liabilities	63,531	68,194
Long-term debt	465,711	477,102
Loans due to owners and affiliates	7,196	13,722
Derivative financial liabilities	118,874	87,065
Other long-term liabilities	44,050	45,710
Total long-term liabilities	635,831	623,599
Net liabilities	$(84,529)	$(67,074)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(42,265)	(33,537)
Eliminations	(8,817)	(8,970)
Accumulated losses of joint ventures	$(51,082)	$(42,507)